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                                                         Michele H. Abate, Esq.
                                                             Vice President and
                                                      Associate General Counsel
Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277
                                          March 12, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Brighthouse Variable Life Account One
    File No. 811-07971

Commissioners:

The Annual Reports dated December 31, 2017 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Brighthouse Variable Life Account One of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Report for the Invesco V.I. International Growth Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of Brighthouse Funds Trust I (formerly Met Investors Series Trust) are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Brighthouse Funds Trust II (formerly Metropolitan Series Fund) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Annual Report for the Deutsche Government & Agency Securities VIP of Deutsche Variable Series II is incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The Annual Report for the Templeton Foreign VIP Fund of Franklin Templeton Variable Insurance Products Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Annual Report for the Putnam VT Multi-Cap Growth Fund of Putnam Variable Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate, Esq.
Vice President and Associate General Counsel
Brighthouse Life Insurance Company